Accounts receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable

Note 5. Accounts Receivable

Accounts receivable primarily consist of trade receivables related to crude oil sales and transportation services and are recorded net of an allowance for expected credit losses. The Company evaluates the collectability of accounts receivable on an ongoing basis based on historical experience, customer creditworthiness, and current economic conditions. The allowance for expected credit losses is reviewed on a periodic basis, and balances are written off when deemed uncollectible.

During the three months ended March 31, 2026, the Company recorded an allowance for expected credit losses related to certain customer receivable balances based on management’s assessment of collectability and current economic conditions.

Accounts receivable consisted of the following:

	March 31, 2026	December 31, 2025
Trade accounts receivable	$3,712,840	$3,525,138
Less: allowance for credit losses	(1,507,983)	-
Accounts receivable, net	$2,204,857	$3,525,138

Related party receivables	$5,951,509	$1,439,228

The balance of the related party receivable are due from entities affiliated with the Company’s Chief Executive Officer. During the three months ended March 31, 2026, amounts due under related-party commercial agreements were offset against a related party note of approximately $1.1 million outstanding from Jorgan Development, LLC pursuant to existing offset arrangements between the parties.

Note 5. Accounts receivable

Accounts receivable primarily relates to trade accounts receivable for crude oil sales and reflects any differences between the amounts due from customers less an estimated allowance for doubtful accounts, if deemed necessary by management. Estimated allowances for credit losses is based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for credit losses, if any, by identifying troubled accounts and by using historical experience applied to an aging of accounts. As of December 31, 2025 and 2024, an allowance for credit losses of none was deemed necessary. Trade accounts receivable are zero interest bearing. As of December 31, 2025 and 2024, trade accounts receivable of $0 and $4,462,094 are with a vendor of which our CEO is a beneficiary.